Diamond Hill Securitized Credit Fund

Schedule of Investments

March 31, 2025 (Unaudited)

Securitized - 92.9%	Coupon	Maturity	Shares / Par Value	Fair Value
ABS-Other - 0.7%
Accelerated Assets, LLC, Series 2021-1H, Class D (a)	3.580%	10/20/40	$630,325	$563,175

Agency MBS CMO Derivatives - 0.9%
GNMA, Series 2021-158, Class MT (-3.33* SOFR30A + 11) (b)	0.000%	08/20/51	1,605,260	656,632

Auto Loan - 2.7%
Ally Bank Auto Credit-Linked Notes, Series 2024-B, Class G (a)	11.395%	09/15/32	836,965	834,124
Hertz Vehicle Financing, LLC, Series 2023-2A, Class D (a)	9.400%	09/25/29	250,000	259,658
Tricolor Auto Securitization Trust, Series 2025-1, Class E (a)	10.370%	04/15/32	1,000,000	1,011,269
				2,105,051
CRE/CLO - 8.0%
Acre Commerical Mortgage Trust, Series 2021-FL4, Class B (1* TSFR1M + 151) (a)(b)	5.813%	12/18/37	1,000,000	990,375
BXMT Ltd., Series 2020-FL3, Class D (1* TSFR1M + 291) (a)(b)	7.234%	11/15/37	800,000	749,102
BXMT Ltd., Series 2020-FL2, Class D (1* TSFR1M + 206) (a)(b)	6.384%	02/15/38	150,000	140,302
BXMT Ltd., Series 2021-FL4, Class D (1* TSFR1M + 236) (a)(b)	6.684%	05/15/38	2,500,000	2,227,675
MF1 Multifamily Housing Mortgage Loan Trust, Series 2023-FL12, Class D (1* TSFR1M + 527) (a)(b)	9.589%	10/19/38	2,000,000	2,019,298
				6,126,752
Credit Cards - 2.7%
Genesis Sales Finance Master Trust, Series 2024-B, Class F (a)	13.370%	12/20/32	2,000,000	2,045,829

HECM - 17.2%
Brean Asset Backed Securities Trust, Series 2025-RM10, Class M4 (a)	5.000%	01/25/65	1,813,776	1,214,736

Diamond Hill Securitized Credit Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 92.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
HECM - 17.2% (Continued)
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M4 (a)	4.500%	03/25/78	$5,407,892	$4,033,853
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M2 (a)	4.500%	03/25/78	1,898,960	1,624,353
Brean Asset Backed Securities Trust, Series 2023-RM7, Class M3 (a)	4.500%	03/25/78	1,123,814	912,313
Finance of America HECM Buyout, Series 2024-HB1, Class M5 (a)	6.000%	10/01/34	3,000,000	2,213,171
RMF Proprietary Issuance Trust, Series 2022-3, Class M3 (a)	4.000%	08/25/62	3,750,000	3,205,940
				13,204,366
Laboratory - 5.5%
BX Commercial Mortgage Trust, Series 2024-BIO2, Class D (a)	7.970%	08/13/41	2,000,000	1,978,250
Life Financial Services Trust, Series 2021-BMR, Class G (1* TSFR1M + 306) (a)(b)	7.383%	03/15/38	1,225,000	1,195,229
Life Financial Services Trust, Series 2022-BMR2, Class C (1* TSFR1M + 209) (a)(b)	6.412%	05/15/39	1,100,000	1,001,000
				4,174,479
Multifamily - 6.1%
MultiFamily Structured Credit Risk Notes, Series 2021-MN2, Class B1 (1* SOFR30A + 550) (a)(b)	9.840%	07/25/41	2,500,000	2,506,201
MultiFamily Structured Credit Risk Notes, Series 2024-MN9, Class B1 (1* SOFR30A + 600) (a)(b)	10.336%	10/25/44	2,125,000	2,172,662
				4,678,863
Office - 15.5%
Banc of America Merrill Lynch Commercial Mortgage, Series 2020-BOC, Class A (a)	2.627%	01/15/32	2,500,000	2,233,298
Banc of America Merrill Lynch Commercial Mortgage, Series 2016-SS1, Class A (a)	3.665%	12/15/35	2,000,000	1,889,852
COLEM Mortgage Trust, Series 2022-HLNE, Class B (a)	2.461%	04/12/42	2,000,000	1,787,734

Diamond Hill Securitized Credit Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 92.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Office - 15.5% (Continued)
COLEM Mortgage Trust, Series 2022-HLNE, Class D (a)	2.461%	04/12/42	$1,800,000	$1,398,515
DBGS Mortgage Trust, Series 2018-5BP, Class D (a)	5.917%	06/15/33	1,000,000	862,503
Drop Mortgage Trust, Series 2021-FILE, Class A (1* TSFR1M + 126) (a)(b)	5.583%	10/15/43	1,065,000	1,012,254
Drop Mortgage Trust, Series 2021-FILE, Class B (1* TSFR1M + 181) (a)(b)	6.133%	10/15/43	1,938,000	1,768,425
NYT Mortgage Trust, Series 2019-NYT, Class E (1* TSFR1M + 280) (a)(b)	7.117%	12/15/35	1,000,000	912,063
				11,864,644
Residential Transition Loan - 6.4%
LHOME Mortgage Trust, Series 2024-RTL5, Class M2 (a)	8.180%	09/25/39	2,500,000	2,507,274
ROC Mortgage Trust, Series 2025-RTL1, Class M2 (a)	8.539%	02/25/40	2,400,000	2,418,294
				4,925,568
Single Family Rental - 2.2%
Progress Residential Trust, Series 2021-SFR3, Class A (a)	1.637%	05/17/26	150,608	147,237
Progress Residential Trust, Series 2021-SFR6, Class D (a)	2.225%	07/17/38	1,556,000	1,502,277
				1,649,514
Small Business - 7.5%
Kapitus Asset Securitization, LLC, Series 2024-1A, Class D (a)	9.900%	09/10/31	2,100,000	2,138,974
Mulligan Asset Securitization Loans, Series 2024-1, Class C (a)	12.057%	10/15/31	2,500,000	2,550,522
Mulligan Asset Securitization Loans, Series 2024-1, Class C NEW (a)	12.057%	10/15/31	1,000,000	1,020,209
				5,709,705
Unsecured Consumer - 17.5%
AMCR ABS Trust, Series 2023-1A, Class C (a)	12.520%	01/21/31	500,000	520,681
AMCR ABS Trust, Series 2024-A, Class C (a)	11.250%	08/18/31	3,000,000	3,073,330

Diamond Hill Securitized Credit Fund

Schedule of Investments (Continued)

March 31, 2025 (Unaudited)

Securitized - 92.9% (Continued)	Coupon	Maturity	Shares / Par Value	Fair Value
Unsecured Consumer - 17.5% (Continued)
Freedom Financial, Series 2022-4FP, Class CTF (a)(c)	0.000%	12/18/29	$25,976	$3,454,808
Lendmark Funding Trust, Series 2024-2A, Class E (a)	8.470%	02/21/34	2,500,000	2,497,055
Oportun Funding, LLC, Series 2024-3, Class D (a)	9.600%	08/15/29	2,300,000	2,330,496
Oportun Funding, LLC, Series 2025-A, Class E (a)	10.000%	02/08/33	1,500,000	1,495,463
				13,371,833

Total Securitized (Cost $69,229,700)				$71,076,411

Registered Investment Companies - 5.3%	Shares	Fair Value
State Street Institutional US Government Money Market Fund - Premier Class, 4.29% (d) (Cost $4,083,016)	4,083,016	$4,083,016

Total Investment Securities - 98.2% (Cost $73,312,716)		$75,159,427

Other Assets in Excess of Liabilities - 1.8%		1,400,660

Net Assets - 100.0%		$76,560,087

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund’s Board of Trustees and may normally be sold to qualified institutional buyers in transactions exempt from registration. The total fair value of these securities as of March 31, 2025 was $70,419,779, representing 92.0% of net assets.
(b)	Variable rate security. The rate shown is the effective interest rate as of March 31, 2025. The benchmark on which the rate is calculated is shown parenthetically, if applicable. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and may be based on index changes, prerepayment of underlying positions and/or other variables. These securities do not indicate a reference rate and spread in their description above.
(c)	Illiquid and fair valued security, using observable inputs, as determined under procedures approved by the Board of Trustees. The total fair value of these securities as of March 31, 2025 was $3,454,808, representing 4.5% of net assets.
(d)	The rate shown is the 7-day effective yield as of March 31, 2025.

SOFR - Secured Overnight Financing Rate

TSFR - CME Term SOFR